Document and Entity Information	Jun. 01, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001384101
Document Type	8-K
Document Period End Date	Jun. 01, 2021
Entity Registrant Name	VERACYTE, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-36156
Entity Tax Identification Number	20-5455398
Entity Address, Address Line One	6000 Shoreline Court
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	South San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94080
City Area Code	(650)
Local Phone Number	243-6300
Written Communications	true
Entity Emerging Growth Company	true
Soliciting Material	false
Entity Ex Transition Period	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value, $0.001 per share
Trading Symbol	VCYT
Security Exchange Name	NASDAQ